UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Solus Alternative Asset Management LP

Address:   430 Park Avenue, 9th Floor
           New York, NY  10022


Form 13F File Number: 028-12919


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Joseph Lonetto
Title:  Chief Legal Officer
Phone:  212-284-4306

Signature,  Place,  and  Date  of  Signing:

/s/ Joseph Lonetto                 New York, New York                 2/16/2010
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              28

Form 13F Information Table Value Total:  $    1,867,179
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
-------------------------------- -------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                           VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
-------------------------------- -------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
Abercrombie & Fitch Co           COM            002896207  104,550  3,000,000     PUT  SOLE       NO        3,000,000      0    0
Delta Air Lines Inc              COM            247361702   16,729  1,470,000 SH       SOLE       NO        1,470,000      0    0
Digitalglobe Inc                 COM            25389M877   29,028  1,199,490 SH       SOLE       NO        1,199,490      0    0
Federal Mogul Corp Cl A          COM            313549404   55,581  3,212,800 SH       SOLE       NO        3,212,800      0    0
FedEx Corp                       COM            31428X106  104,313  1,250,000     PUT  SOLE       NO        1,250,000      0    0
Fibertower Corp                  COM            31567R100   42,365 10,135,201 SH       SOLE       NO       10,135,201      0    0
Hughes Communications Inc        COM            444398101   54,793  2,105,000 SH       SOLE       NO        2,105,000      0    0
iShares Dow Jones US Real Estate COM            464287739   91,840  2,000,000     PUT  SOLE       NO        2,000,000      0    0
iShares MSCI Japan Index Fund    COM            464286848    5,357    550,000     PUT  SOLE       NO          550,000      0    0
Loral Space & Communications Ltd COM            543881106   54,720  1,731,106 SH       SOLE       NO        1,731,106      0    0
Mirant Corporation               COM            60467R100   43,520  2,850,000 SH       SOLE       NO        2,850,000      0    0
Moodys Corporation               COM            615369105   46,900  1,750,000     PUT  SOLE       NO        1,750,000      0    0
Morgan Stanley                   COM            617446448   66,600  2,250,000     PUT  SOLE       NO        2,250,000      0    0
Nextwave Wireless Inc            COM            65337Y102    2,769  6,250,000 SH       SOLE       NO        6,250,000      0    0
Nordstrom Inc.                   COM            655664100   75,160  2,000,000     PUT  SOLE       NO        2,000,000      0    0
NRG Energy Inc.                  COM            629377508  110,171  4,666,268 SH       SOLE       NO        4,666,268      0    0
NRG Energy Inc.                  COM            629377508   23,610  1,000,000     PUT  SOLE       NO        1,000,000      0    0
NRG Energy Inc.                  COM            629377508  212,490  9,000,000     CALL SOLE       NO        9,000,000      0    0
Peabody Energy Corp              COM            704549104   24,866    550,000     CALL SOLE       NO          550,000      0    0
PNC Financial Services Group     COM            693475105  171,568  3,250,000     PUT  SOLE       NO        3,250,000      0    0
PNC Financial Services Group     COM            693475105    9,502    180,000 SH       SOLE       NO          180,000      0    0
Ryland Group                     COM            783764103   54,175  2,750,000     PUT  SOLE       NO        2,750,000      0    0
SPDR Gold Trust                  COM            78463V107  112,676  1,050,000     CALL SOLE       NO        1,050,000      0    0
SPDR TR UNIT SER 1               COM            78462F103   58,506    525,000 SH       SOLE       NO          525,000      0    0
SPDR TR UNIT SER 1               COM            78462F103  111,440  1,000,000     CALL SOLE       NO        1,000,000      0    0
Terrestar Corp                   COM            881451108    4,736  5,037,891 SH       SOLE       NO        5,037,891      0    0
Venoco Inc                       COM            92275P307   17,278  1,325,000 SH       SOLE       NO        1,325,000      0    0
Wells Fargo & Co                 COM            949746101  161,940  6,000,000     PUT  SOLE       NO        6,000,000      0    0
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